SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED PAYMENTS
16.	SHARE BASED PAYMENTS

2012 Share incentive plan

On November 30, 2012, the Board of Directors adopted 2012 Share Incentive Plan (the "2012 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 6,000,000 ordinary shares of the Company subject to vesting requirement.

On June 1 and August 1, 2014, the Group granted 2,376,620 options and 140,000 options to its employees under the 2012 Option Plan to purchase the Company’s ordinary shares at an exercise price of $1.025 and $1.045 per share, respectively. One twelfth of these options will vest each quarter through June 1, 2017 and August 1, 2017, respectively. The expiration date will be 5 years from the grant dates.

On October 13, 2014, an employee terminated his employment with the Group but continued to provide service as a nonemployee consultant. 50,000 options granted to him on August 1, 2014 were not modified in connection with the change in status, but future service is still necessary to earn the award. The compensation cost was measured as if the options were newly granted at the date of the change of status. The incremental share-based compensation expense for the year ended December 31, 2014 was not material. On October 31, 2015, the consultant service contract terminated. Of the 50,000 options granted to him, 20,830 were vested through the service period end and the expiration date of the vested options was modified from August 1, 2019 to January 31, 2016. The rest 29,170 unvested options were cancelled at the service period end.

On May 12, 2015, the Group granted 660,000 options its employees under the 2012 Option Plan to purchase the Company’s ordinary shares at an exercise price of $1.675 per share. One twelfth of these options will vest each quarter through May 12, 2018. The expiration date will be 5 years from the grant date.

On June 15, 2015, an employee terminated his employment with the Group but continued to provide service as a nonemployee consultant. 200,000 options granted to him on June 1, 2014 were not modified in connection with the change in status, but future service is still necessary to earn the award. The compensation cost was measured as if the options were newly granted at the date of the change of status. The incremental share-based compensation expense for the year ended December 31, 2015 was not material.

On October 31, 2015, an employee terminated his employment with the Group but continued to provide service as a nonemployee consultant. 100,000 options granted to him on May 12, 2015 were not modified in connection with the change in status, but future service is still necessary to earn the award. The compensation cost was measured as if the options were newly granted at the date of the change of status. The incremental share-based compensation expense for the year ended December 31, 2015 was not material.

On December 31, 2015, two consultants resigned. Of the 200,000 options granted to one of them on May 12, 2015, 3,332 were vested through her date of resignation. The expiration date of the vested options was modified from May 12, 2020 to May 31, 2016. For the rest 166,668 unvested options, one twelfth of the total granted options will still vest on February 12, 2016 following the original vesting schedule and the rest 150,002 options were cancelled on the date of resignation. The fair value of the stock options, which was $1.12 per share as of the modification date, was estimated using the Black-Scholes model. The incremental compensation cost of the modified award was immaterial for the year ended December 31, 2015. Of the 100,000 options granted to the other consultant on May 12, 2015, 16,664 were vested through her date of resignation. The expiration date of the vested options was modified from May 12, 2020 to January 31, 2016, and the 83,336 unvested options were cancelled on the date of resignation.

On March 10, 2016, Board of Directors approved to extend the expiration dates of the 685,000 options from various original expiration dates in March and April 2016 to December 31, 2016. Modified awards are viewed as an exchange of the original award for a new award. The fair value of the stock options of $1.67 as of the modification dates, was estimated using the Black-Scholes model. The incremental share-based compensation expense for the year ended December 31, 2016 was not material.

On July 10, 2016, Board of Directors approved to extend the expiration dates of the 2,139,918 options from original expiration date of July 11, 2016 to December 31, 2016. Modified awards are viewed as an exchange of the original award for a new award. The fair value of the stock options of $0.38 as of the modification dates, was estimated using the Black-Scholes model. The incremental share-based compensation expense of $79 was recognized for the year ended December 31, 2016.

For the year ended December 31, 2016, four employees terminated their employments with the Group, but continued to provide service as nonemployee consultant. The options were not modified in connection with the change in status, but future service is still necessary to earn the award. The compensation cost was measured as if the options were newly granted at the date of the change of status. The incremental share-based compensation expense of $179 was recognized for the year ended December 31, 2016.

The following summary of stock option activities under the 2007, 2011 and 2012 Share incentive plans as of December 31, 2018, reflective of all modifications is presented below:

	Outstanding Options
		Weighted average exercise	Weighted average	Weighted average remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value

Outstanding as of January 1, 2018	5,868,528	$1.15	$1.05	0.75	$-
Exercised	-	-	-	-	-
Forfeited or expired	(2,500)	-	-	-	-

Outstanding as of December 31, 2018	5,857,755	$1.15	$1.05	-	$-
Options vested and expected to vest as of December 31, 2018	5,857,755	1.15	1.05	-	-

Options exercisable as of December 31, 2018	5,857,755	$1.15	$1.05	-	$-

The total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 were $1,928, nil and nil respectively. The Group recorded share-based compensation of $773, $343 and $45 for the years ended December 31, 2016, 2017 and 2018, respectively. There was $45 and nil of total unrecognized compensation expense related to unvested share options granted as of December 31, 2017 and 2018, respectively. The expense is expected to be recognized over a weighted-average period 0.75 and 0 years on a straight-line basis as of December 31, 2017 and 2018, respectively.

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company's ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company's share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US Treasury bill as of valuation date with maturity date close to the expected term of the options.

(3)	Expected term

The expected term is estimated based on a consideration of factors including the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group's Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.